ACQUISITIONS	3 Months Ended
Mar. 31, 2023
Acquisitions
ACQUISITIONS

NOTE 6 – ACQUISITIONS

According to the agreement, on February 20, 2023, the Company acquired 100% ownership of NHIL to issue 10,000,000 shares of the Company’s common stock. Because the original shareholders have fulfilled their obligations related to the acquisition. The fair value of the total assets acquired during the acquisition period is not concentrated in a single identifiable asset or a group of similar identifiable assets, and meets the definition of a company, and is recorded as a company acquisition in accordance with ASC 805.

The acquisition is recorded based on its estimated fair value on the acquisition date, and the following table summarizes the purchase consideration and fair value of the assets purchased and liabilities assumed as of the acquisition date:

Amount
(unaudited)
Cash and cash equivalent	6,114
Accounts receivable	51,283
Prepaid expenses and other current assets	1,775
Property and equipment, net	1,273
other payables	110,232
Accrued expenses and other current liabilities	219
Total net assets	(50,006)
Attributed to the Company	(50,006)
Consideration:
Accumulated 10,000,000 common stock	10,000
Goodwill	60,006